Investment in Affiliates and Available-for-Sale Securities - Available for Sale Securities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Investments in available-for-sale securities	$ 7,280		$ 7,280		$ 7,660
Accumulated other comprehensive (loss)/income	0		0		(11,172)
Reclassification of accumulated other comprehensive income to net loss	11,553	0	11,553	0
Korea Line Corporation
Schedule Of Equity Method Investments [Line Items]
Investment held in shares	314,077		314,077		314,077
Investments in available-for-sale securities	7,280		7,280		7,660
Accumulated other comprehensive (loss)/income	0		0		(1,358)
Reclassification of accumulated other comprehensive income to net loss			$ 11,553